Investments in associates and joint arrangements - Joint ventures (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of joint ventures [line items]
Investment in joint ventures	€ 2,097	€ 2,689	€ 29
Investment in associates	441	449
Total investments in subsidiaries, joint ventures and associates	2,538	3,138
(Loss)/profit from continuing operations	(246)	(135)	(91)
Other comprehensive income	1	2	(1)
Total comprehensive (expense)/income	(245)	(133)	(92)
VodafoneZiggo Group Holding B.V.
Disclosure of joint ventures [line items]
Investment in joint ventures	€ 2,119	2,736
Proportion of stake (as a percentage)	50.00%
(Loss)/profit from continuing operations	€ (398)	(160)
Other comprehensive income	1	2
Total comprehensive (expense)/income	(397)	(158)
Indus Towers Limited
Disclosure of joint ventures [line items]
Investment in joint ventures	€ 893	1,032	982
Proportion of stake (as a percentage)	42.00%
(Loss)/profit from continuing operations	€ 135	98	101
Total comprehensive (expense)/income	135	98	101
Vodafone Hutchison Australia Pty Limited
Disclosure of joint ventures [line items]
Divestment in joint ventures	€ (979)	(1,156)	(1,032)
Proportion of stake (as a percentage)	50.00%
(Loss)/profit from continuing operations	€ 32	(59)	(153)
Other comprehensive income			(1)
Total comprehensive (expense)/income	32	(59)	(154)
Other
Disclosure of joint ventures [line items]
Investment in joint ventures	64	77	79
(Loss)/profit from continuing operations	(15)	(14)	(39)
Total comprehensive (expense)/income	€ (15)	€ (14)	€ (39)
Cornerstone Telecommunications Infrastructure Limited
Disclosure of joint ventures [line items]
% held by Group companies (as a percent)	50.00%